Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment
(5)	Property and Equipment

Property and equipment consist of the following:

	December 31,
	2021	2020
Machinery and equipment	$955	$179
Furniture and equipment	38	83
Computer hardware and software	135	78
Tooling and molds	236	—
Leasehold improvements	23	19
Construction in progress	407	404
	1,794	763
Less accumulated depreciation and amortization	(340)	(179)
Property and equipment, net	$1,454	$584

Depreciation expense for the years ended December 31, 2021 and 2020, was approximately $232 thousand and $15 thousand, respectively.